Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) - $ / shares	Sep. 30, 2023	Feb. 13, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 28, 2022	Jan. 25, 2022
Public Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	$ 402.5			$ 402.5
Class A Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	115.15		$ 115.15	115.15		$ 115.15
Class A Placement Agent Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	115.15		115.15	115.15
Class B Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	21		21	21	$ 21
Class B Placement Agent Common Stock Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	26.25		$ 26.25	26.25	$ 26.25
Class C Common Stock Warrant [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	5.36	$ 4.83		5.36
Rollover Warrants [Member]
Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) [Line Items]
Warrant exercise price, per share	$ 93.8			$ 93.8